Multi-Manager Alternatives Fund
RISK/RETURN

Supplement dated May 19, 2011 (“Supplement”)
to the Prospectus dated May 1, 2011

This Supplement updates certain information contained in the above-dated Prospectus for Van Eck Funds (the “Trust”) regarding the Van Eck Multi-Manager Alternatives Fund (“Fund”), a series of the Trust. You may obtain copies of the Trust’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The Prospectus for the Fund is supplemented as follows:

1. The section of the Prospectus entitled “Fund summary information – Multi-Manager Alternatives Fund – Principal Investment Strategies” is supplemented by:

a.       replacing the first sentence in the paragraph on page 3 that immediately precedes the list of bullet points with the following:

Currently, the Adviser has entered into sub-advisory agreements with the following nine Sub-Advisers with respect to the Fund.

b.       adding the following immediately before the first bullet point regarding Dix Hill Partners, LLC:

▪         Acorn Derivatives Management Corp. employs a spread strategy to seek to capture persistent overpricing in S&P 500 index options.

▪         Coe Capital Management, LLC employs a long/short equity strategy.

c.       adding the following immediately after the bullet point regarding Medley Credit Strategies, LLC:

▪         Millrace Asset Group, Inc. employs a long/short equity strategy.